CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net income	$ 1,637	$ 1,325	$ 1,347
Adjustments to reconcile net income to net cash provided by operating activities:
Provisionfor loan losses	58	56	70
Depreciation	97	98	91
Gain on sale of other real estate owned			(5)
Investment securities gains		(31)
Amortization of discounts, premiums, and deferred loan fees, net	1,803	2,220	756
Amortization of unallocated ESOP shares	221	52	12
Trading losses	31
Purchases of trading securities	(961)
Sale of trading securities	960
Deferred income taxes	(58)	3	9
Earnings on bank owned life insurance	(131)	(134)	(140)
Decrease (increase) in accrued interest receivable	302	(310)	(560)
Increase (decrease) in accrued interest payable	58	33	(14)
Increase (decrease) in deferred director compensation payable	29	(107)	6
Increase in cash items in process of collection	(1,230)
Other, net	83	88	76
Net cash provided by operating activities	2,898	3,293	1,648
Available for sale:
Purchase of investment securities	(99,794)	(72,318)	(54,653)
Proceeds from repayments of investment securities	97,203	21,137	14,890
Proceeds from sales of investment securities		6,354
Held to maturity:
Purchase of investment securities		(9,358)	(56,249)
Purchase of mortgage-backed securities	(21,954)	(6,750)	(21,184)
Proceeds from repayments of investment securities	833	36,466	41,726
Proceeds from repayments of mortgage-backed securities	30,207	32,191	76,219
Purchase of certificates of deposit	(10,138)	(100)	(100)
Maturities/redemptions of certificates of deposit	100	100	348
Net increase in net loans receivable	(12,792)	(18,550)	(16,655)
Purchase of Federal Home Loan Bank Stock	(7,200)	(7,039)	(12,519)
Redemption of Federal Home Loan Bank stock	6,737	7,059	12,340
Acquisition of premises and equipment	(9)	(11)	(106)
Sale of other real estate owned			254
Other			(2)
Net cash used for investing activities	(16,807)	(10,819)	(15,691)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	4,011	2,350	(3,038)
Repayments of Federal Home Loan Bank long-term advances		(101,696)
Proceeds from Federal Home Loan Bank long-term advances			6,109
Net increase in Federal Home Loan Bank short-term advances	11,772	106,197	14,204
Purchase of treasury stock	(359)	(19)	(186)
Increase in unallocated ESOP shares	(1,104)	(47)	(504)
Cash dividends paid	(482)	(489)	(329)
Net cash provided by financing activities	13,838	6,296	16,256
Increase (decrease) in cash and cash equivalents	(71)	(1,230)	2,213
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,343	3,573	1,360
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,272	2,343	3,573
Cash paid during the year for:
Interest	1,796	1,398	1,169
Taxes	884	808	668
Non-cash items:
Bonds received from issuer exchange offer		1,002
Mortgage loans transferred to other real estate owned			246
Educational Improvement Tax Credits	80		33
Unfunded security commitments			1,969
Capitalization of interest on loan to ESOP	$ 5	$ 3	$ 32